Long-term investments (Details Textual) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Oct. 31, 2015	Jun. 30, 2008	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Oct. 31, 2004
Income (Loss) from Equity Method Investments			$ (62)	$ (55)	$ (75)	$ (103)
Entree/Oyu Tolgoi JV Property [Member]
Income (Loss) from Equity Method Investments					100	100
Joint Venture Property, Cumulative Expenditures			$ 30,100		30,100		$ 30,100
Accrued Interest Expense					$ 200	$ 100
Equity Method Investment, Ownership Percentage			20.00%		20.00%
Equity Method Investment, Description of Principal Activities					The Company is entitled to 20% or 30% of the mineralization extracted from the Entrée/Oyu Tolgoi JV Property, depending on the depth of mineralization
Entree/Oyu Tolgoi JV Property [Member] | Long-term Investment [Member]
Equity Method Investments			$ 100		$ 100		$ 200
OTLLC [Member] | The Government of Mongolia [Member]
Equity Method Investment, Ownership Percentage								34.00%
OTLLC [Member] | Entree/Oyu Tolgoi JV Property [Member]
Percentage Interest Owned in All Minerals Extracted Below a Sub-surface Depth of 560 Meters		80.00%
Percentage Interest Owned in All Minerals Extracted from Surface to a Depth of 560 Meters		70.00%
OTLLC [Member] | Entree/Oyu Tolgoi JV Property [Member] | Mineral, Exploration [Member]
Cost of Goods and Services Sold		$ 35,000
OTLLC [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%				2.00%
Shivee Tolgoi and Javhlant [Member]
Mining Licenses, Term					30 years
Mining Licenses, Renewal Rights, Renewal Term					20 years
Shivee Tolgoi [Member]
Ownership in Mining License			100.00%		100.00%